Fair value measurement - Silver stream embedded derivative, continuity schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Continuity schedule for embedded derivative
Balance, beginning of period	$ 4,001
Balance, end of period		$ 4,001
Silver stream embedded derivative
Continuity schedule for embedded derivative
Balance, beginning of period	3,090
Change in fair value	(19,253)	3,090
Balance, end of period	$ (16,163)	$ 3,090